Hedging activities and derivatives - Summary Of Foreign Currency And Interest Rate Risk (Detail) - Hedge Instruments [Member] - INR (₨) ₨ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Derivative contracts designated as hedging instruments - Non-current Asset	₨ 3,309	₨ 2,593
Derivative contracts designated as hedging instruments - Current Asset	4,089	973
Derivative contracts designated as hedging instruments - Non-current Liabilities	217	225
Derivative contracts designated as hedging instruments - Current Liabilities	₨ 830	₨ 1,093